Cash and Securities Held in Trust Account (Tables)	9 Months Ended
Sep. 30, 2021
Cash And Securities Held In Trust Account [Abstract]
Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on September 30, 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2021
U.S. Money Market	$231	$—	$—	$231
U.S. Treasury Securities	276,083,222	—	(2,017)	276,085,239

	$276,083,453	$—	$(2,017)	$276,085,470